Quarterly Operating Results (Unaudited) Quarterly Operating Results (Unaudited)	12 Months Ended
Sep. 30, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Operating Results (Unaudited)
QUARTERLY OPERATING RESULTS (UNAUDITED)

The following tables presents unaudited selected quarterly financial data for the years ended September 30, 2016 and September 25, 2015. The operating results for any quarter are not necessarily indicative of the results of any future period.

	2016				2015
(in thousands, except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	First Quarter	Second Quarter	Third Quarter	Fourth Quarter (1)
Net sales	$358,375	$353,046	$395,724	$416,239	$426,401	$432,586	$432,367	$437,814
Gross profit	72,409	91,410	111,521	93,342	55,765	67,446	78,748	70,834
Net income (loss)	8,572	14,007	20,645	15,572	(2,762)	5,800	19,058	(27,051)

Net income (loss) per share
Basic (2)	$0.14	$0.22	$0.33	$0.25	$(0.04)	$0.09	$0.30	$(0.43)
Diluted (2)	0.14	0.22	0.33	0.24	(0.04)	0.09	0.30	(0.43)
(1) Includes asset impairment and restructuring charges related to our exit from Fence and Sprinkler and the closure of a Philadelphia, Pennsylvania manufacturing facility. See Note 15, "Restructuring Charges and Asset Impairments."

(2) The sum of the quarters may not equal the total of the respective year's earnings (loss) per share due to changes in the weighted average shares outstanding throughout the year.